Retirement Plan	12 Months Ended
Dec. 31, 2016
Postemployment Benefits [Abstract]
Retirement Plan

19. Retirement Plan

On May 31, 2002, the Company established a 401(k) defined contribution savings plan (the “401(k) Plan”) for its employees who meet certain service period and age requirements. Contributions are permitted up to the maximum allowed under the Internal Revenue Code of each covered employee’s salary. The 401(k) Plan permits the Company to contribute at its discretion. For the years ended December 31, 2016, 2015 and 2014, the Company made contributions of $1.3 million, $1.1 million and $0.8 million, respectively, to the 401(k) Plan.